Note 13 (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance by the main financial instruments in the consolidated balance sheets is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	2022	2021	2020
Equity instruments	7.2.2	1,198	1,320	1,100
Debt securities (1)		57,755	59,074	68,308
Loans and advances to credit institutions	7.2.2	26	27	33
Total	8.1	58,980	60,421	69,440
Of which: loss allowances of debt securities		(121)	(74)	(97)
(1) The variation, in 2021 corresponds mainly to changes in the portfolio of financial assets issued by governments in BBVA, S.A.

Financial assets at fair value through other comprehensive income equity instruments [Table Text Block]
The breakdown of the balance under the heading "Equity instruments" of the consolidated financial statements as of December 31, 2022, 2021 and 2020 is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	2022				2021				2020
	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value
Listed equity instruments
Spanish companies shares	2,235	—	(1,274)	960	2,235	—	(1,146)	1,088	2,182	—	(1,309)	873
Foreign companies shares	102	44	(8)	138	98	35	(8)	125	100	38	(17)	121
The United States	43	—	—	44	29	—	—	29	27	—	—	27
Mexico	1	30	—	31	1	28	—	29	1	33	—	34
Turkey	—	7	—	7	—	4	—	5	2	4	—	6
Other countries	57	7	(8)	56	69	2	(8)	63	70	1	(17)	54
Subtotal listed equity instruments	2,336	44	(1,282)	1,098	2,333	35	(1,154)	1,214	2,282	38	(1,326)	995
Unlisted equity instruments
Spanish companies shares	6	7	—	12	5	7	—	11	5	1	—	5
Foreign companies shares	25	64	(2)	87	55	41	(1)	95	58	43	(1)	100
The United States	—	—	—	—	—	—	—	—	—	—	—	—
Mexico	1	—	—	1	—	—	—	1	—	—	—	1
Turkey	6	—	—	6	3	—	—	3	5	—	—	5
Other countries	19	64	(2)	81	51	41	(1)	91	52	43	(1)	94
Subtotal unlisted equity instruments	31	71	(2)	100	60	48	(1)	107	62	44	(1)	105
Total	2,367	115	(1,284)	1,198	2,393	83	(1,155)	1,320	2,344	82	(1,327)	1,100

Financial assets at fair value through other comprehensive income debt securities [Table Text Block]
The breakdown of the balance under the heading “Debt securities” of the consolidated financial statements as of December 31, 2022, 2021 and 2020, broken down by issuers, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	2022				2021				2020
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Domestic debt securities
Government and other government agency	17,799	154	(524)	17,429	15,889	656	—	16,544	28,582	801	(16)	29,367
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	865	10	(20)	854	1,125	51	—	1,176	1,363	76	—	1,439
Other issuers	500	5	(10)	495	612	24	(1)	635	867	40	(1)	906
Subtotal	19,164	169	(555)	18,779	17,625	731	(2)	18,355	30,811	917	(17)	31,712
Foreign debt securities
Mexico	11,566	3	(759)	10,810	11,097	32	(359)	10,769	9,107	291	(3)	9,395
Government and other government agency	11,013	2	(736)	10,278	10,467	21	(348)	10,141	8,309	271	(1)	8,579
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	130	—	(10)	119	120	3	(6)	118	113	5	—	118
Other issuers	423	2	(12)	413	509	7	(6)	510	685	15	(2)	698
Italy	4,568	53	(106)	4,515	7,407	213	(12)	7,608	3,897	367	—	4,263
Government and other government agency	4,402	52	(104)	4,349	7,274	212	(12)	7,474	3,789	366	—	4,154
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	39	—	—	39	47	—	—	47	48	—	—	48
Other issuers	127	1	(1)	126	86	1	—	87	60	1	—	61
Japan	2,920	7	(1)	2,926	4,961	7	—	4,968	4,551	1	(3)	4,549
Government and other government agency	2,824	6	—	2,830	4,906	7	—	4,913	4,492	—	(3)	4,489
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	14	—	(1)	13	18	—	—	18	—	—	—	—
Other issuers	82	1	—	83	36	1	—	37	59	1	—	60
The United States	5,245	39	(263)	5,020	3,900	44	(18)	3,926	4,642	52	(3)	4,691
Government and other government agency	2,956	17	(257)	2,716	1,754	7	(17)	1,744	2,307	9	(1)	2,315
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	89	1	—	89	114	2	—	116	186	3	—	188
Other issuers	2,200	21	(6)	2,215	2,032	35	(1)	2,065	2,149	40	(2)	2,187
Turkey	3,213	700	(56)	3,858	2,888	199	(168)	2,920	3,456	90	(73)	3,473
Government and other government agency	3,213	700	(56)	3,858	2,888	199	(168)	2,920	3,456	90	(73)	3,473
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—	—	—	—	—
Other issuers	—	—	—	—	—	—	—	—	—	—	—	—
Other countries	11,928	194	(274)	11,848	10,298	286	(55)	10,529	9,892	372	(39)	10,225
Other foreign governments and government agency	3,093	120	(154)	3,059	2,488	115	(29)	2,574	2,177	136	(14)	2,300
Central banks	3,098	8	(12)	3,094	1,698	3	(5)	1,696	1,599	21	(8)	1,611
Credit institutions	2,087	40	(59)	2,068	2,306	92	(16)	2,382	2,468	116	(8)	2,576
Other issuers	3,649	27	(49)	3,627	3,807	76	(6)	3,877	3,648	99	(8)	3,738
Subtotal	39,440	996	(1,459)	38,977	40,551	780	(612)	40,719	35,545	1,172	(120)	36,596
Total	58,605	1,165	(2,014)	57,755	58,176	1,511	(614)	59,074	66,356	2,089	(137)	68,308

Financial assets at fair value through other comprehensive income debt securities by rating [Table Text Block]
The credit ratings of the issuers of debt securities as of December 31, 2022, 2021 and 2020 are as follows:

Debt securities by rating
	2022		2021		2020
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%		Fair value (Millions of euros)%
AAA	3,339	5.8%	2,413	4.1%	4,345	6.4%
AA+	490	0.8%	586	1.0%	595	0.9%
AA	416	0.7%	646	1.1%	449	0.7%
AA-	472	0.8%	327	0.6%	406	0.6%
A+	3,866	6.7%	6,179	10.5%	5,912	8.7%
A	1,663	2.9%	1,676	2.8%	2,112	3.1%
A-	20,350	35.2%	18,760	31.8%	31,614	46.3%
BBB+	11,423	19.8%	11,465	19.4%	8,629	12.6%
BBB	7,328	12.7%	10,961	18.6%	4,054	5.9%
BBB-	964	1.7%	1,310	2.2%	5,116	7.5%
BB+ or below	7,202	12.5%	4,379	7.4%	4,731	6.9%
Unclassified	241	0.4%	372	0.6%	345	0.5%
Total	57,755	100.0%	59,074	100.0%	68,308	100.0%

Accumulated other comprehensive income items that may be reclassified to profit or loss. Financial assets at fair value through other comprehensive income [Table Text Block]
The changes in the gains/losses (net of taxes) in 2022, 2021 and 2020 of debt securities recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss –Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities			Equity instruments
	Notes	2022	2021	2020	2022	2021	2020
Balance at the beginning		1,274	2,069	1,760	(1,079)	(1,256)	(403)
Valuation gains and losses		(2,694)	(1,058)	489	(167)	183	(803)
Amounts transferred to income		20	(63)	(72)
Amounts transferred to Reserves					(2)	—	(73)
Income tax and other		838	325	(107)	54	(7)	23
Balance at the end	30	(562)	1,274	2,069	(1,194)	(1,079)	(1,256)